Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000028474 | 25402D102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028474 | 98956A105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028474 | 19247G107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028474 | 97650W108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028474 | 147448104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028474 | 339750101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028474 | 31847R102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028474 | 33748L101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028474 | 891092108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028474 | 06652K103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028474 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000028474 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000028474 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000028474 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000028474 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000028474 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028474 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028474 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028474 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028474 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028469 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028469 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028469 | ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028469 | B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028469 | BF4QXG904
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028469 | 639750900
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028469 | B92P9G909
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028469 | 637248907
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028469 | B3DF0Y902
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028469 | 614101905
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028469 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028469 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000028469 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000028469 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028469 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000028469 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028469 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028469 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000028469 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028469 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028468 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028468 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028468 | ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028468 | B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028468 | BF4QXG904
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028468 | 639750900
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028468 | B92P9G909
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028468 | 637248907
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028468 | B3DF0Y902
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028468 | 614101905
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028468 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028468 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000028468 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000028468 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028468 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000028468 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028468 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028468 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000028468 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028468 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000113248 | 52110K301
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000113248 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000113248 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000113248 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000113248 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000113248 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000113248 | 710306903
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000113248 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000113248 | 085209AG9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113248 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113248 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000113248 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000113248 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000113248 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000113248 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000113248 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000113248 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000113248 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000113248 | SectorSovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000113248 | SectorEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000113249 | 52110K301
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000113249 | 67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000113249 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000113249 | 02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000113249 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000113249 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000113249 | 710306903
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000113249 | 30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000113249 | 085209AG9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113249 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113249 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000113249 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000113249 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000113249 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000113249 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000113249 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000113249 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000113249 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000113249 | SectorSovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000113249 | SectorEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028478 | ACI30VPD5
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028478 | B0C2CQ902
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028478 | 098952906
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028478 | B2B0DG904
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028478 | ACI14S0Q0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028478 | 677172009
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028478 | ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028478 | B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028478 | BYMXPS901
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028478 | 607580909
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028478 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000028478 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028478 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000028478 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000028478 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000028478 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000028478 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028478 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000028478 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028478 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%